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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street      Boston,      MA        02109
--------------------------------------------------------------------------------
Business Address               (Street)          (City)     (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



----------------------------------ATTENTION-------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2003.

                                 Michael B. Elefante
                                 -----------------------------------------------
                                 (Name of Institutional Investment Manager)


                                 -----------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                     13F File No.:
1.       Timothy F. Fidgeon                      28-06169                6.     State Street Boston Corp.          28-399
--------------------------------------------     ------------------      --------------------------------------    ----------------
2.       Fiduciary Trust Co.                     28-471                  7.
--------------------------------------------     ------------------      --------------------------------------    ----------------
3.       Gannett, Welsh & Kotler                 28-4145                 8.
--------------------------------------------     ------------------      --------------------------------------    ----------------
4.       Roy A. Hammer                           28-5798                 9.
--------------------------------------------     ------------------      --------------------------------------    ----------------
5.       Kurt F. Somerville (32)*                28-10379                10.
--------------------------------------------     ------------------      --------------------------------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
A E S CORP.                   COMMON STOCK          00130H105        307930       41500          xx                     41500

AMGEN INC.                    COMMON STOCK          031162100        553259        8575          xx                      6650
                                                                                                 xx         32           1925

ANALOG DEVICES, INC.          COMMON STOCK          032654105        866856       22800          xx                     17500
                                                                                                 xx         32           5300

ANALOG DEVICES, INC.          DTD 10/2/2000         032654AD7        600325      590000          xx                    265000
                              CONV DEB                                                           xx         32         325000

APPLIED MATERIALS INC.        COMMON STOCK          038222105        187646       10350          xx                     10350

AVERY DENNISON CORP.          COMMON STOCK          053611109        487518        9650          xx                      7650
                                                                                                 xx         32           2000

BP PLC ADR                    COMMON STOCK          055622104       1034818       24580          xx                     15156
                                                                                                 xx         32           9424

BERKSHIRE HATHAWAY INC.       CLASS B               084670207        374400         150          xx                        68
                                                                                                 xx         32             82

                                                                         PAGE: 2
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK          110122108        314335       12250          xx                      7750
                                                                                                 xx         32           4500

CALPINE CORP.                 COMMON STOCK          131347106         94133       19250          xx                     19250

CANADIAN NATIONAL RAILWAY     COMMON STOCK          136375102        327726        6300          xx                      3750
CO.                                                                                              xx         32           2550

CAPITOL ONE FINL CORP.        COMMON STOCK          14040H105        379316        6650          xx                      6650

CARDINAL HEALTH CARE INC.     COMMON STOCK          14149Y108        230641        3950          xx                      3950

CEDAR FAIR L P                COMMON STOCK          150185106        274400        9800          xx                      9800

CENTERPOINT ENERGY INC.       COMMON STOCK          15189T107         99953       10900          xx                     10900

CISCO SYS INC.                COMMON STOCK          17275R102        259195       13231          xx                     11419
                                                                                                 xx         32           1812

                                                                         PAGE: 3
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
CITIGROUP INC.                COMMON STOCK          172967101        318889        7007          xx                      7007

COGNEX                        COMMON STOCK          192422103        387630       14750          xx                     13350
                                                                                                 xx         32           1400

CONEXANT SYSTEMS INC.         COMMON STOCK          207142100        108366       19146          xx                     19146

DELL INC.                     COMMON STOCK          24702R101        232269        6950          xx                      6950

DEVRY INC.                    COMMON STOCK          251893103        298116       12600          xx                     12600

DOMINION RESOURCES INC.       V A NEW               25746U109        303310        4900          xx                      4900

DOW JONES & CO. INC.          COMMON STOCK          260561105       7243508      152978          xx                     56804
                                                                                                 xx         32          96174

DOW JONES & CO. INC.          CLASS B (RESTRICTED)  260561204       8576932      181139          xx                    112139
                                                                                                 xx         32          69000

                                                                         PAGE: 4
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
E I DU PONT DE NEMOURS & CO.  COMMON STOCK          263534109        286072        7150          xx                      7150

E M C CORP.                   COMMON STOCK          268648102        358692       28400          xx                     24800
                                                                                                 xx         32           3600

EMERSON ELECTRIC CO.          COMMON STOCK          291011104        522551        9925          xx                      5925
                                                                                                 xx         32           4000

ENCANA CORP                   COMMON STOCK          292505104        365619       10050          xx                      7950
                                                                                                 xx         32           2100

EXXON MOBIL CORP.             COMMON STOCK          30231G102       1043466       28510          xx                     19030
                                                                                                 xx         32           9480

FLEETBOSTON FINANCIAL CORP.   COMMON STOCK          339030108        452250       15000          xx                     14600
                                                                                                 xx         32            400

FUEL CELL ENERGY INC.         COMMON STOCK          35952H106        315315       26950          xx                     22550
                                                                                                 xx         32           4400

GENERAL ELECTRIC CO.          COMMON STOCK          369604103       1367355       45869          xx                     36637
                                                                                                 xx         32           9232

                                                                         PAGE: 5
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
GENERAL MILLS INC.            COMMON STOCK          370334104        358909        7625          xx                      7625

IGATE CORP.                   COMMON STOCK          45169U105        119770       20300          xx                     20300

INSIGHT COMMUNICATIONS CL A   COMMON STOCK          45768V108        127702       13400          xx                     13400

INTEL CORPORATION             COMMON STOCK          458140100       1574777       57223          xx                     42552
                                                                                                 xx         32          14671

IVAX CORP                     CORPORATE BONDS       465823AG7        363063      370000          xx                    355000
                                                                                                 xx         32          15000

JEFFERSON-PILOT CORP.         COMMON STOCK          475070108        975739       21986          xx                     12412
                                                                                                 xx         32           9574

JOHNSON & JOHNSON             COMMON STOCK          478160104       1473567       29757          xx                     18296
                                                                                                 xx         32          11461

KOPIN                         COMMON STOCK          500600101        298337       43300          xx                     32600
                                                                                                 xx         32          10700

                                                                         PAGE: 6
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
LOWES COMPANIES INC.          COMMON STOCK          548661107        269880        5200          xx                      5200

MERCK & CO. INC.              COMMON STOCK          589331107       1282103       25328          xx                     16264
                                                                                                 xx         32           9064

MICROSOFT CORP.               COMMON STOCK          594918104        597116       21479          xx                     20960
                                                                                                 xx         32            519

N C O GROUP INC.              COMMON STOCK          628858102        249845       10700          xx                     10700

NOKIA CORP. ADR A             COMMON STOCK          654902204        277290       17775          xx                     14075
                                                                                                 xx         32           3700

NOBLE ENERGY INC.             COMMON STOCK          655044105        233630        6100          xx                      6100

NVIDIA CORP                   CONV SUB              67066GAA2        798738      785000          xx                    510000
                              DEB                                                                xx         32         275000

ORACLE CORP                   COMMON STOCK          68389X105        123750       11000          xx                      8500
                                                                                                 xx         32           2500

                                                                         PAGE: 7
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
PEPSICO INC.                  COMMON STOCK          713448108        437677        9550          xx                      8150
                                                                                                 xx         32           1400

PFIZER INC.                   COMMON STOCK          717081103        445067       14650          xx                     13550
                                                                                                 xx         32           1100

PROCTER & GAMBLE CO.          COMMON STOCK          742718109        518678        5588          xx                      4794
                                                                                                 xx         32            794

QUESTAR CORP.                 COMMON STOCK          748356102        272669        8850          xx                      8850

ROCKWELL AUTOMATION INC       COMMON STOCK          773903109        227903        8682          xx                      8682

ROCKWELL COLLINS INC          COMMON STOCK          774341101        204525        8100          xx                      8100

J M SMUCKER CO NEW            COMMON STOCK          832696405        360468        8550          xx                      6400
                                                                                                 xx         32           2150

SNAP ON INC                   COMMON STOCK          833034101        208758        7550          xx                      4950
                                                                                                 xx         32           2600

                                                                         PAGE: 8
AS OF: SEPTEMBER 30, 2003    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
STANDARD PACIFIC CORP.        COMMON STOCK          85375C101        310780        8200          xx                      8200

STATE STREET CORP              COMMON STOCK          857477103        204750        4550          xx                      2850
                                                                                                 xx         32           1700

3 M COMPANY                   COMMON STOCK          88579Y101        583503        4224          xx                      1687
                                                                                                 xx         32           2537

TRAVELERS PPTY CAS CORP. NEW  CL A                  89420G109        175141       11029          xx                     11026
                                                                                                 xx         32              3

UNIVERSAL FOREST PRODUCTS     COMMON STOCK          913543104        267377       10900          xx                     10900

WALGREEN CO                   COMMON STOCK          931422109        202990        6625          xx                      6625

WYETH                         COMMON STOCK          983024100        350083        7594          xx                      7147
                                                                                                 xx         32            447

AGGREGATE TOTAL:                                                 42,467,376